Financial Instruments And Risks - Summary of Changes of ECL Impairment Provision On Loans To Customers And Financing Guarantee Liabilities Related To ECL Assuming The Financial Assets (Detail) - CNY (¥)
¥ in Thousands
12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Macroeconomic Assumptions For Calculating Expected Credit Losses [Line Items]
Difference-amount	¥ (4,092,311)	¥ (1,505,658)
Difference-ratio	(24.00%)	(12.00%)
Assumption Of Reclassification Of Financial Instruments From Stage Two To Stage One [Member]
Disclosure Of Macroeconomic Assumptions For Calculating Expected Credit Losses [Line Items]
Total ECL and financing guarantee liabilities	¥ 12,876,126	¥ 11,255,841
Recognised In The Balance Sheet [Member]
Disclosure Of Macroeconomic Assumptions For Calculating Expected Credit Losses [Line Items]
Total ECL and financing guarantee liabilities	¥ 16,968,437	¥ 12,761,499